Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–89.9%

Automobiles - 8.9%
Tesla, Inc.*	732,459	$134,245,086

Banks - 0.9%
NU Holdings Ltd., Class A (Brazil)*	1,326,503	14,405,823

Biotechnology - 0.8%
Veracyte, Inc.*	629,867	12,326,497

Broadline Retail - 1.1%
MercadoLibre, Inc. (Brazil)*	11,253	16,414,751

Capital Markets - 12.5%
Coinbase Global, Inc., Class A*	625,350	127,527,625
Robinhood Markets, Inc., Class A*	3,693,416	60,904,430
Total Capital Markets		188,432,055

Diversified Consumer Services - 0.0%(a)
2U, Inc.*	104,400	25,891

Electronic Equipment Instruments & Components - 0.3%
Vuzix Corp.*	2,951,016	3,924,851

Entertainment - 15.2%
ROBLOX Corp., Class A*	2,042,337	72,625,504
Roku, Inc.*	2,225,022	128,294,768
Spotify Technology SA*	102,482	28,740,052
Total Entertainment		229,660,324

Financial Services - 10.2%
Adyen NV (Netherlands)*(b)	1,258,227	15,023,231
Block, Inc.*	1,691,917	123,509,941
Toast, Inc., Class A*	690,232	16,310,182
Total Financial Services		154,843,354

Health Care Technology - 1.1%
Teladoc Health, Inc.*	1,325,551	16,900,775

Hotels, Restaurants & Leisure - 5.3%
DraftKings, Inc., Class A*	1,105,200	45,932,112
Genius Sports Ltd. (United Kingdom)*	6,860,797	34,578,417
Total Hotels, Restaurants & Leisure		80,510,529

Interactive Media & Services - 5.7%
Meta Platforms, Inc., Class A	109,311	47,022,313
Nextdoor Holdings, Inc.*	9,438,451	19,254,440
Pinterest, Inc., Class A*	611,322	20,448,721
Reddit, Inc., Class A*	5,796	257,574
Total Interactive Media & Services		86,983,048

IT Services - 4.0%
Cloudflare, Inc., Class A*	380,053	33,216,632
Shopify, Inc., Class A (Canada)*	387,729	27,218,576
Total IT Services		60,435,208

Media - 1.9%
Trade Desk, Inc. (The), Class A*	355,995	29,494,186

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.*	88,279	13,981,628
NVIDIA Corp.	17,928	15,490,151
QUALCOMM, Inc.	53,149	8,814,762
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	82,328	11,306,927
Total Semiconductors & Semiconductor Equipment		49,593,468
Investments	Shares	Value

Software - 17.3%
Crowdstrike Holdings, Inc., Class A*	80,204	$23,462,878
Datadog, Inc., Class A*	67,119	8,423,435
Microsoft Corp.	37,281	14,514,612
PagerDuty, Inc.*	1,239,658	24,743,574
Palantir Technologies, Inc., Class A*	1,615,612	35,494,996
Rubrik, Inc., Class A*	15,000	480,300
ServiceNow, Inc.*	15,228	10,558,029
UiPath, Inc., Class A*	2,729,988	51,787,872
Unity Software, Inc.*	2,484,711	60,303,936
Zoom Video Communications, Inc., Class A*	513,643	31,383,587
Total Software		261,153,219

Technology Hardware, Storage & Peripherals - 1.4%
Pure Storage, Inc., Class A*	425,841	21,462,386
Total Common Stocks
(Cost $2,095,893,309)		1,360,811,451
EXCHANGE - TRADED FUNDS–10.2%

Financials - 10.2%
ARK 21Shares Active Bitcoin Futures Strategy ETF†	17,506	988,973
ARK 21Shares Active Ethereum Futures Strategy ETF, Class A†	22,406	776,368
ARK 21Shares Bitcoin ETF†	2,480,644	146,556,448
Proshares Ether Strategy ETF†	83,663	5,344,392
Total Financials		153,666,181
Total Exchange - Traded Funds
(Cost $108,912,901)		153,666,181
Total Investments–100.1%
(Cost $2,204,806,210)		1,514,477,632
Liabilities in Excess of Other Assets–(0.1)%		(1,225,717)
Net Assets–100.0%		$1,513,251,915

†	Affiliated security
*	Non-income producing security
(a)	Less than 0.05%
(b)	American Depositary Receipt

Schedule of Investments (continued)

ARK Next Generation Internet ETF

April 30, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Exchange - Traded Funds — 10.4%
Financials — 10.4%
ARK 21Shares Active Bitcoin Futures Strategy ETF
–	888,717	(150,612)	27,538	223,330	–	–	17,506	988,973
ARK 21Shares Active Ethereum Futures Strategy ETF
–	822,236	(2,117)	104	(43,855)	–	–	22,406	776,368
ARK 21Shares Bitcoin ETF
–	101,659,845	–	–	44,896,603	–	–	2,480,644	146,556,448
Proshares Ether Strategy ETF
–	5,681,027	(14,545)	708	(322,798)	–	–	83,663	5,344,392
Common Stocks — 0.2%
Electronic Equipment Instruments & Components — 0.2%
Vuzix Corp. ^
19,329,832	902,527	(2,810,763)	(8,222,535)	(5,274,210)	–	–	2,951,016	3,924,851
Nextdoor Holdings, Inc. ^
22,546,330	7,904,814	(4,416,117)	361,320	(7,141,907)	–	–	9,438,451	19,254,440
$41,876,162	$117,859,166	$(7,394,154)	$(7,832,865)	$32,337,163	$–	$–	14,993,686	$176,845,472

^	As of April 30, 2024, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,360,811,451	$–	$–	$1,360,811,451
Exchange - Traded Funds	$153,666,181	$–	$–	$153,666,181
Total	$1,514,477,632	$–	$–	$1,514,477,632

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.